Net loss per share (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended		Six months ended
	June 30,		June 30,
	2021	2020	2021	2020
	$	$	$	$
Net loss	(2,039)	(3,450)	(3,484)	(2,671)
Basic weighted average number of shares outstanding	121,203,227	23,515,579	108,395,537	22,519,497
Net loss income per share (basic)	(0.02)	(0.15)	(0.03)	(0.12)

Dilutive effect of stock options and DSUs	—	—	—	—
Dilutive effect of warrants	—	—	—	—
Diluted weighted average number of shares outstanding	121,203,227	23,515,579	108,395,537	22,519,497
Net loss per share (diluted)	(0.02)	(0.15)	(0.03)	(0.12)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	929,400	499,410	929,400	499,410
Warrants	11,541,213	8,508,174	11,541,213	8,508,174